RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of Related Parties
(a)    Subsidiaries

		Equity Interest
	Country of	2026	2025	2024
	Incorporation	%	%	%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	100
The aggregate compensation made to KMP of the Group is set out below:

	2026	2025	2024
	US$	US$	US$
Short-term employee benefits	4,296,651	4,012,976	3,100,958
Post-employment benefits	54,012	62,632	68,300
Share-based payments	6,661,094	5,496,070	2,749,346
Total compensation	11,011,757	9,571,678	5,918,604